Janus Henderson Contrarian Fund
Schedule of Investments (unaudited)
December 31, 2025

	Shares or Principal Amounts	Value
Common Stocks – 99.9%
Aerospace & Defense – 3.5%
Howmet Aerospace Inc	799,932	$164,002,059
Banks – 10.0%
Cullen/Frost Bankers Inc	794,524	100,610,574
PNC Financial Services Group Inc/The	1,216,634	253,948,015
Western Alliance Bancorp	1,348,518	113,369,908
		467,928,497
Biotechnology – 5.6%
Argenx SE (ADR)*	144,283	121,334,789
Madrigal Pharmaceuticals Inc*	191,727	111,650,301
Vaxcyte Inc*	610,056	28,147,984
		261,133,074
Building Products – 1.5%
Builders FirstSource Inc*	697,859	71,802,712
Capital Markets – 8.7%
Blackstone Group Inc	895,744	138,069,980
Bullish*,#	1,040,858	39,417,292
Hong Kong Exchanges & Clearing Ltd	2,229,400	116,489,067
Intercontinental Exchange Inc	688,409	111,494,722
		405,471,061
Communications Equipment – 1.4%
Lumentum Holdings Inc*	183,440	67,614,150
Construction & Engineering – 1.0%
Legence Corp - Class A*	1,132,520	48,743,661
Consumer Finance – 6.0%
Capital One Financial Corp	1,153,383	279,533,904
Electrical Equipment – 4.5%
Vertiv Holdings Co	1,298,046	210,296,432
Energy Equipment & Services – 1.3%
Baker Hughes Co	1,297,093	59,069,615
Health Care Equipment & Supplies – 2.1%
Lantheus Holdings Inc*	708,975	47,182,286
Medline Inc - Class A*	1,220,588	51,264,696
		98,446,982
Health Care Providers & Services – 7.5%
CVS Health Corp	325,000	25,792,000
Surgery Partners Inc*,£	12,979,640	200,535,438
UnitedHealth Group Inc	378,525	124,954,888
		351,282,326
Hotels, Restaurants & Leisure – 9.2%
Caesars Entertainment Inc*	6,082,479	142,269,184
Flutter Entertainment PLC*	786,628	169,156,485
Sportradar Group AG - Class A*	2,271,181	53,985,972
Wingstop Inc	264,556	63,093,961
		428,505,602
Industrial Conglomerates – 2.7%
3M Co	787,512	126,080,671
Life Sciences Tools & Services – 1.6%
Sotera Health Co*	4,203,536	74,150,375
Media – 2.6%
Nexstar Media Group Inc	599,791	121,787,563
Multiline Retail – 5.4%
Amazon.com Inc*	1,098,156	253,476,368
Residential Real Estate Investment Trusts (REITs) – 1.1%
Mid-America Apartment Communities Inc	361,951	50,278,613
Semiconductor & Semiconductor Equipment – 7.4%
Marvell Technology Inc	1,517,979	128,997,856
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	720,924	219,081,594
		348,079,450
Software – 14.2%
Cipher Mining Inc*,#	3,990,867	58,905,197
HubSpot Inc*	205,546	82,485,610
Nebius Group NV*,#	1,549,208	129,676,456

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Software – (continued)
Oracle Corp	1,778,906	$346,726,568
Workday Inc - Class A*	216,482	46,496,004
		664,289,835
Technology Hardware, Storage & Peripherals – 1.0%
Dell Technologies Inc	380,123	47,849,883
Trading Companies & Distributors – 1.6%
Core & Main Inc - Class A*	1,436,148	74,636,612
Total Common Stocks (cost $3,811,458,490)		4,674,459,445
Rights – 0%
Biotechnology – 0%
Metsera Inc (CVR)*,¢ (cost $0)	309,842	1,518,226
Investment Companies – 0.1%
Money Markets – 0.1%
Janus Henderson Cash Liquidity Fund LLC, 3.7222%ºº,£ (cost $1,950,254)	1,949,669	1,950,254
Investments Purchased with Cash Collateral from Securities Lending – 1.9%
Investment Companies – 1.5%
Janus Henderson Cash Collateral Fund LLC, 3.6894%ºº,£	70,312,415	70,312,415
Time Deposits – 0.4%
Royal Bank of Canada, 3.7000%, 1/2/26	$17,578,104	17,578,104
Total Investments Purchased with Cash Collateral from Securities Lending (cost $87,890,519)		87,890,519
Total Investments (total cost $3,901,299,263) – 101.9%		4,765,818,444
Liabilities, net of Cash, Receivables and Other Assets – (1.9)%		(87,425,863)
Net Assets – 100%		$4,678,392,581

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$4,085,833,274	85.7%
Taiwan	219,081,594	4.6
Netherlands	129,676,456	2.7
Belgium	121,334,789	2.6
Hong Kong	116,489,067	2.5
Switzerland	53,985,972	1.1
Cayman Islands	39,417,292	0.8
Total	$4,765,818,444	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 12/31/25	Ending Shares	Dividend Income
Common Stocks - 4.3%
Health Care Providers & Services - 4.3%
Surgery Partners Inc*
	$270,059,410	$7,773,129	$-	$-	$(77,297,101)	$200,535,438	12,979,640	$-
Investment Companies - 0.1%
Money Markets - 0.1%
Janus Henderson Cash Liquidity Fund LLC, 3.7222%ºº
	19,476,298	280,102,777	(297,630,504)	1,683	-	1,950,254	1,949,669	194,583
Investments Purchased with Cash Collateral from Securities Lending - 1.5%
Investment Companies - 1.5%
Janus Henderson Cash Collateral Fund LLC, 3.6894%ºº
	10,207,447	269,317,843	(209,212,875)	-	-	70,312,415	70,312,415	68,709 ∆
Total Affiliated Investments - 5.9%
	$299,743,155	$557,193,749	$(506,843,379)	$1,683	$(77,297,101)	$272,798,107	85,241,724	$263,292

Schedule of OTC Written Options
Counterparty/ Reference Asset	Number of Contracts	Exercise Price		Expiration Date	Notional Amount	Premiums Received	Unrealized Appreciation/ (Depreciation)	Options Written, at Value
Written Put Options:
Bank of America, National Association:
Unitedhealth Group Inc	1,000	360.00	USD	1/16/26	$33,011,000	$2,870,000	$(124,784)	$(2,994,784)

Average Ending Monthly Value of Derivative Instruments During the Period Ended December 31, 2025
Options:
Average value of option contracts written	$3,363,016

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
CVR	Contingent Value Right
LLC	Limited Liability Company
OTC	Over-the-Counter
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of December 31, 2025.
#	Loaned security; a portion of the security is on loan at December 31, 2025.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended December 31, 2025 is $1,518,226, which represents 0.0% of net assets.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Capital Markets	$288,981,994	$116,489,067	$-
All Other	4,268,988,384	-	-
Rights	-	-	1,518,226
Investment Companies	-	1,950,254	-
Investments Purchased with Cash Collateral from Securities Lending	-	87,890,519	-
Total Assets	$4,557,970,378	$206,329,840	$1,518,226
Liabilities
Other Financial Instruments(a):
OTC Options Written, at Value	$-	$2,994,784	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments.
The Fund's management has determined the Fund did not hold a significant amount of Level 3 securities as of December 31, 2025.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-25-70214 02-26